ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.    ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2022	2023
	RMB	RMB	US$

Receivables due from partners	20,235	31,611	4,452
Receivables due from corporate customers	38,738	49,054	6,909
Accounts receivable	58,973	80,665	11,361
Allowance for credit losses	(191)	—	—
Accounts receivable, net	58,782	80,665	11,361